Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments [Abstract]
Share-based payments

38.	Share-based payments

(a)	Stock options granted as of December 31, 2020 are as follows:

	6th grant (*)	7th grant (*)
Type	Cash payment	Cash payment
Grant date	March 20, 2007	March 19, 2008
Exercise price in Korean won	~~W~~54,560	~~W~~49,053
Number of shares granted	1,301,050	808,700
Options’ expiry dates	August 19, 2020	May 17, 2021 / September 17, 2021
Changes in number of shares granted:
Beginning balance	58,764	36,162
Exercised and cancelled	58,764	—

Ending balance	—	36,162

		~~W~~14 (Expiration of contractual exercise period : May 17, 2021)
Fair value per share in Korean won	—
		~~W~~49 (Expiration of contractual exercise period : Sep 17, 2021)

(*)	All of stock options have vested as of December 31, 2020, and the weighted average exercise price for 36,162 stock options outstanding as of December 31, 2020 is ~~W~~49,053.

(b)	Performance shares granted as of December 31, 2020 are as follows:

	Expired	Not expired
Type	Cash-settled share-based payment
Performance conditions (*1)	Relative stock price linked (20.0%), management index (80.0%)
Exercising period	4 years from the commencement date of the year to which the grant date belongs (5 years in the case of deferred payment)
Estimated number of shares vested at December 31, 2020	468,013	1,601,729
Fair value per share in Korean won (*2)	~~W~~40,580, ~~W~~44,222, ~~W~~33,122 for the expiration of exercising period from 2018 to 2020	~~W~~32,050

(*1)	Starting with the shares provided from 2020, Shinhan Financial Group and Shinhan Bank will apply relative stock price linked (20.0%), management index (60.0%), and prudential index (20.0%).
(*2)

Based on performance-based stock compensation, the reference stock price (the arithmetic average of the weighted average share price of transaction volume for the past two month, the previous one month, and the past one week) of four years (In the case of deferred quantity for after five years) after the commencement of the grant year is paid in cash, and the fair value of the reference stock to be paid in the future is assessed as the closing price of the settlement.

(c)	Share-based compensation costs for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
4th	~~W~~	—	(14)	(14)
5th		—	(19)	(19)
6th		(23)	(139)	(162)
7th		(59)	(86)	(145)
Performance share		1,154	9,768	10,922

	~~W~~	1,072	9,510	10,582

	2019
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
5th	~~W~~	—	9	9
6th		(3)	(15)	(18)
7th		(5)	(6)	(11)
Performance share		4,678	32,646	37,324

	~~W~~	4,670	32,634	37,304

	2020
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
6th	~~W~~	(1)	(4)	(5)
7th		(18)	(26)	(44)
Performance share		(257)	(3,902)	(4,159)

	~~W~~	(276)	(3,932)	(4,208)

(d)	Accrued expenses and the intrinsic value as of December 31, 2019 and 2020 are as follows:

	2019
	Accrued expenses (*)
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
6th	~~W~~	1	4	5
7th		19	27	46
Performance share		10,003	81,352	91,355

	~~W~~	10,023	81,383	91,406

(*)

The intrinsic value of share-based payments is ~~W~~91,355 million as of December 31, 2019. For calculating, the quoted market price ~~W~~43,350 per share is used for stock options and the fair value is considered as intrinsic value for performance shares, respectively.

	2020
	Accrued expenses (*)
	Employees of
	The controlling company		The subsidiaries	Total
Stock options granted:
7th	~~W~~	1	1	2
Performance share		7,201	60,241	67,442

	~~W~~	7,202	60,242	67,444

(*)

The intrinsic value of share-based payments is ~~W~~ 67,442 million as of December 31, 2020. For the calculation, the quoted market price ~~W~~ 32,050 per share is used for stock options and the fair value is considered as intrinsic value for performance shares, respectively.